Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels, Net
Beginning balance	$ 5,970,167	$ 6,879,303
Depreciation for the year	(43,070)	(1,465,858)	$ (1,347,216)
Vessel improvements	311,671	556,722
Ending balance	6,238,768	5,970,167	6,879,303
Cost [Member]
Vessels, Net
Beginning balance	15,218,709	14,661,987
Depreciation for the year	0	0
Vessel improvements	311,671	556,722
Ending balance	15,530,380	15,218,709	14,661,987
Accumulated Depreciation [Member]
Vessels, Net
Beginning balance	9,248,542	7,782,684
Depreciation for the year	(43,070)	(1,465,858)
Vessel improvements	0
Ending balance	$ 9,291,612	$ 9,248,542	$ 7,782,684